3. MATERIAL ACCOUNTING POLICIES: Product Development Costs and Intangible Assets (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Product Development Costs and Intangible Assets

Product Development Costs and Intangible Assets

The Company recognizes intangible assets, including acquired intangible assets and internally generated development costs, in accordance with IAS 38 — Intangible Assets.

Intangible assets are identifiable non-monetary assets without physical substance. An intangible asset is recognized when it is probable that the expected future economic benefits attributable to the asset will flow to the Company and the cost of the asset can be measured reliably.

Recognition and measurement

Separately acquired intangible assets are initially recognized at cost, which includes the purchase price and any directly attributable costs necessary to prepare the asset for its intended use.

Intangible assets acquired in a business combination are recognized separately from goodwill when they are identifiable and their fair value can be measured reliably. Such intangible assets are initially measured at their acquisition-date fair values in accordance with IFRS 3.

Internally generated intangible assets are recognized only during the development phase, provided that the Company can demonstrate all of the following:

•technical feasibility of completing the intangible asset so that it will be available for use or sale;

•intention to complete the asset and use or sell it;

•ability to use or sell the asset;

•the manner in which the asset will generate probable future economic benefits;

•availability of adequate technical, financial and other resources to complete the development and to use or sell the asset; and

•ability to reliably measure the expenditure attributable to the asset during its development.

Expenditure on research activities is recognized in profit or loss as incurred. Development costs that meet the recognition criteria are capitalized. Development costs that do not meet the recognition criteria are recognized in profit or loss as incurred.

Internally generated goodwill, brands, customer lists and similar items are not recognized as intangible assets.

Subsequent measurement

Subsequent to initial recognition, intangible assets are measured using the cost model and are carried at cost less accumulated amortization and accumulated impairment losses, if any. The Company does not apply the revaluation model.

Finite-life intangible assets are amortized over their estimated useful lives. Amortization commences when the asset is available for use, being when it is in the location and condition necessary for it to operate in the manner intended by management.

Amortization

Finite-life intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Intangible asset class	Estimated useful life
Acquired software technology	3 to 15 years
Drone patents and base drone technology	12 years
Trade names	10 years
Customer relationships	5 years
Non-compete agreements	2 years

The useful lives, residual values and amortization methods of finite-life intangible assets are reviewed at each reporting date and adjusted prospectively, where appropriate, as a change in accounting estimate.

Intangible assets with indefinite useful lives, if any, are not amortized. The useful life assessment for indefinite-life intangible assets is reviewed at each reporting date to determine whether events and circumstances continue to support an indefinite useful life.

Impairment

The Company assesses at each reporting date whether there is any indication that an intangible asset may be impaired. If any such indication exists, the Company estimates the recoverable amount of the asset or the cash-generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually and whenever there is an indication of impairment.

The recoverable amount is the higher of fair value, less costs of disposal and value in use. An impairment loss is recognized when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount. Impairment losses are recognized in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but not above the carrying amount that would have been determined had no impairment loss been recognized in prior periods.

Goodwill is accounted for and tested for impairment in accordance with the Company’s goodwill impairment policy.